Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2026
Borrowings [abstract]
Schedule of Composition of Debt Instruments

	JPY (millions) As of March 31
	2025	2026
Bonds	¥4,190,632	¥4,656,812
Short-term loans	74,621	26
Long-term loans	250,012	225,000
Total	¥4,515,265	¥4,881,837
Non-current	¥3,966,326	¥4,369,681
Current	¥548,939	¥512,157
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2025	As of March 31, 2026	Interest rate (%)
Unsecured Senior Notes Assumed in Shire Acquisition	$500	195,295	81,332	5.250%	June 2045
Unsecured Senior Notes Assumed in Shire Acquisition	$1,500	219,033	237,743	3.200%	September 2026 (4)
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	482,180	547,557	2.250 - 3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$1,750	259,681	278,416	5.000%	November 2028
2020 USD Unsecured Senior Notes – fixed rate	$7,000	1,037,021	1,111,083	2.050 - 3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	577,703	655,829	0.750 - 2.000%	July 2027 - July 2040
2021 JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,561	249,628	0.400%	October 2031
2024 Hybrid bonds (subordinated bonds)	¥460,000	457,983	458,443	1.934% per annum through June 25, 2029 and One-Year JGB interest rate + margin (1.400 - 2.400%) thereafter	June 2084 (1)(2)
2024 USD Unsecured Senior Notes – fixed rate	$3,000	442,175	473,755	5.300 - 5.800%	July 2034 - July 2064 (3)
2025 JPY Unsecured-Senior Bonds – fixed rate	¥184,000	—	183,609	1.599 - 2.292%	June 2030 - June 2035 (7)
2025 USD Unsecured Guaranteed Senior Notes – fixed rate	$2,400	—	379,418	5.200 - 5.900%	July 2035 - July 2055 (8)
Commercial Paper	¥270,000 as of March 31, 2025(6)	270,000	—	—	April 2025 - June 2025
Total		¥4,190,632	¥4,656,812
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2025	As of March 31, 2026	Interest rate (%)
Bilateral Loans	¥185,000	210,000	185,000	0.513 - 2.616%	March 2029 - March 2034 (9)
2025 USD Bilateral Loan	$500 as of March 31, 2025	74,505	—	4.71492%	July 2025
2024 Syndicated Hybrid Loans (Subordinated Loans)	¥40,000	40,000	40,000	6 months TIBOR＋margin (1.350% - 2.350%)	October 2084 (1)(5)
Other		128	26
Total		¥324,633	¥225,026
(1) The Hybrid Bonds are callable on or after June 25, 2029 and the Hybrid Loan is prepayable on or after October 3, 2029.